CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 690,806	$ 643,892	$ 486,412
Cost of revenues	527,561	472,394	352,470
Gross profit	163,245	171,498	133,942
Operating expenses:
Research and development	4,098	4,216	3,974
Selling and marketing	94,412	85,725	62,047
General and administrative	51,596	50,845	39,081
Goodwill and long lived assets impairment charges	71,258	0	0
Legal settlements and loss contingencies, net	568	3,283	6,319
Total operating expenses	221,932	144,069	111,421
Operating income (loss)	(58,687)	27,429	22,521
Finance expenses (income), net	(3,079)	7,590	10,199
Income (loss) before taxes on income	(55,608)	19,839	12,322
Taxes on income	758	1,950	4,700
Net income (loss)	(56,366)	17,889	7,622
Net income (loss) attributable to non-controlling interest	688	(1,077)	404
Net income (loss) attributable to controlling interest	$ (57,054)	$ 18,966	$ 7,218
Basic net income (loss) per share of Ordinary shares	$ (1.66)	$ 0.51	$ 0.21
Diluted net income (loss) per share of Ordinary shares	$ (1.66)	$ 0.51	$ 0.21
Weighted average number of Ordinary shares used in computing basic income (loss) per share (in thousands)	34,488	34,462	34,419
Weighted average number of Ordinary shares used in computing diluted income (loss) per share (in thousands)	34,488	34,570	34,474